Partners’ Equity (Details Narrative) - USD ($)	6 Months Ended			7 Months Ended	10 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jul. 02, 2020	Jul. 20, 2015	Oct. 23, 2018	Dec. 31, 2021
Limited Partners' Capital Account, Units Outstanding	36,802,247					36,802,247
Limited Partners' Capital Account, Units Issued	36,802,247					36,802,247
General Partners' Capital Account, Units Outstanding	35,526					35,526
Proceeds from Issuance of Common Limited Partners Units	$ 0	$ 3,407,000
A&R Sales Agreement [Member]
Issuance of units in public offering	0	1,189,667
Maximum aggregate offering price			$ 30,000,000
Proceeds from Issuance of Common Limited Partners Units	$ 3,300,000
General Partner [Member]
General Partner Distributions	$ 0	$ 0
Sponsor [Member]
Limited Partners' Capital Account, Units Issued	15,595,000
Series A Preferred Stock [Member]
Issuance of units in public offering				3,000,000
Fixed payment rate per annum				9.00%
Preferred stock liquidation preference				$ 25
Proceeds from issuance of preferred units, net of offering costs				$ 72,300,000
Underwriting discounts and commissions				2,400,000
Offering costs				$ 300,000
Preferred Units, Issued	3,000,000					3,000,000
Preferred Units, Outstanding	3,000,000					3,000,000
Preferred Stock, Redemption Price Per Share				$ 25
Series A Preferred Stock [Member] | Distribution From November 12, 2021 to February 11, 2022 [Member]
Distribution Made To Limited Partner And General Partner Announcement Date	January 20, 2022
Distributions paid, Per unit	$ 0.5625
Distributions per unit declared - distribution date	February 14, 2022
Distributions per unit declared - record date	February 7, 2022
Series A Preferred Stock [Member] | Distribution From February 12, 2022 to May 11, 2022 [Member]
Distribution Made To Limited Partner And General Partner Announcement Date	April 20, 2022
Distributions paid, Per unit	$ 0.5625
Distributions per unit declared - distribution date	May 12, 2022
Distributions per unit declared - record date	May 5, 2022
Series B Preferred Stock [Member]
Issuance of units in public offering					2,200,000
Preferred stock liquidation preference					$ 25
Proceeds from issuance of preferred units, net of offering costs					$ 53,000,000.0
Underwriting discounts and commissions					$ 2,000,000.0
Preferred Units, Issued	2,200,000					2,200,000
Preferred Units, Outstanding	2,200,000					2,200,000
Series B Preferred Stock [Member] | From November 2023 [Member]
Preferred Stock, Dividend Payment Rate, Variable	three-month LIBOR plus a spread
Preferred Stock Dividend Basis Spread On Variable Rate	5.593%
Series B Preferred Stock [Member] | Any Time On Or After November 2023 [Member]
Preferred Stock, Redemption Price Per Share	$ 25
Series B Preferred Stock [Member] | Distribution From And Issue Date To But Excluding November 2023 [Member]
Fixed payment rate per annum	8.75%
Series B Preferred Stock [Member] | Distribution From November 22, 2021 to February 21, 2022 [Member]
Distribution Made To Limited Partner And General Partner Announcement Date	January 31, 2022
Distributions paid, Per unit	$ 0.546875
Distributions per unit declared - distribution date	February 22, 2022
Distributions per unit declared - record date	February 14, 2022
Series B Preferred Stock [Member] | Distribution From February 22, 2022 to Mayy 21, 2022 [Member]
Distribution Made To Limited Partner And General Partner Announcement Date	April 29, 2022
Distributions paid, Per unit	$ 0.546875
Distributions per unit declared - distribution date	May 23, 2022
Distributions per unit declared - record date	May 16, 2022